                                             UAM Funds
                                             Funds for the Informed Investor(SM)


C & B Mid Cap Equity Portfolio
Annual Report                                                   October 31, 2000




                                                                   [LOGO OF UAM]
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UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO
                                                  OCTOBER 31, 2000
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                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ....................................................     1

Portfolio of Investments ................................................     4

Statement of Assets and Liabilities .....................................     7

Statement of Operations .................................................     8

Statement of Changes in Net Assets ......................................     9

Financial Highlights ....................................................    10

Notes to Financial Statements ...........................................    11

Report of Independent Accountants .......................................    15
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UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO

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November 10, 2000

Dear Shareholder:

The following report provides a detailed description of the securities held and the statement of operations for the C & B Mid Cap Equity Portfolio for the twelve-month period ended October 31, 2000.

For this period, the C & B Mid Cap Equity Portfolio outperformed its Benchmark Index, the Russell Mid Cap Value Index. Over this period, the C & B Mid Cap Equity Portfolio returned 33.78% versus 11.85% for the Russell Mid Cap Value Index. With Cooke & Bieler's "high quality, low risk" approach these results are particularly strong and even beyond expectations.

As of October 31, 2000, common stocks represented 98% of the portfolio, with cash reserves being 2%.

The twelve-month period ended October 31, 2000 was attractive for Cooke & Bieler's "relative value" style. Excellent stock selection and substantial concentration in the right stocks were the primary reasons for the strong performance.

Cooke & Bieler continues to employ an investment process that we believe is designed to produce above average long-term results, with particularly strong relative results in flat and down markets. The strong fundamental characteristics of the companies held in the C & B Mid Cap Equity Portfolio should help to provide this downside protection. These high quality characteristics, as compared to the S&P 500, include (1) balance sheet strength measured by a relatively low debt to capital ratio, (2) high levels of return on equity and return on capital, (3) consistent growth in earnings and dividends, and (4) use of excess cash flow to repurchase stock.

Sincerely,


/s/ Samuel H. Ballam, III

Samuel H. Ballam, III

                                       1
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UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO

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The investment results presented in this report represent past performance and should not be construed as a guarantee of future results. A portfolio's performance assumes the reinvestment of all dividends and distributions.

There are no assurances that a portfolio will meet its stated objectives. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's holdings are subject to change because it is actively managed. Portfolio changes should not be considered recommendations for action by individual investors.


                      Definition of the Comparative Indices
                      -------------------------------------

Russell Mid Cap Index is composed of the 800 smallest stocks in the Russell 1000 Index, with an average capitalization of $1.96 billion.

Russell Mid Cap Value Index is an unmanaged index composed of the 800 smallest stocks in the Russell 1000 Index with a less than average growth orientation. Securities in this index tend to exhibit less than price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

                                       2
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UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO
                                                  OCTOBER 31, 2000
--------------------------------------------------------------------------------

Growth of a $10,000 Investment

                     -------------------------------------
                       AVERAGE ANNUAL TOTAL RETURN**
                       FOR PERIOD ENDED OCTOBER 31, 2000
                     -------------------------------------
                                             Since
                          1 Year            2/18/98*
                     -------------------------------------
                          33.78%             11.14%
                     -------------------------------------

                                    [GRAPH]

                 C&B           S&P           Rus        Rus Val

2/18/98        10,000        10,000        10,000        10,000
 Oct-98         9,730         9,531         9,385         9,418
 Oct-99         9,944        11,539        10,992         9,555
 Oct-00        13,302        15,191        13,601        11,134


  *  Beginning of operations. Index comparisons begin on 2/28/98.
 ** If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.
*** Beginning with this report, the Portfolio is changing its primary benchmark from the Russell Mid Cap Index to the Russell Mid Cap Value Index because the Russell Mid Cap Value Index is a more appropriate benchmark for this type of portfolio.

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's performance assumes the reinvestment of all dividends and capital gains.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

See definition of comparative indices on page 2.

                                       3
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UAM FUNDS                                          C & B MIDCAP EQUITY PORTFOLIO
                                                   OCTOBER 31, 2000
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PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 99.8%

                                                          Shares         Value
                                                        ----------      --------
APPAREL/TEXTILES -- 4.7%
   Tommy Hilfiger* .............................           6,200        $ 72,075
                                                                        --------
AUTOMOTIVE -- 1.9%
   Snap-On .....................................           1,145          29,269
                                                                        --------
CONSUMER NON-DURABLES -- 2.7%
   Hasbro ......................................           3,885          41,764
                                                                        --------
DIVERSIFIED MANUFACTURING -- 16.2%
   ESCO Technologies* ..........................           5,850         106,397
   Federal Signal ..............................           2,890          67,554
   Hubbell .....................................           3,025          72,411
                                                                        --------
                                                                         246,362
                                                                        --------
ELECTRONICS -- 3.1%
   Avnet .......................................             900          24,188
   Molex, Cl A .................................             581          22,841
                                                                        --------
                                                                          47,029
                                                                        --------
ENERGY -- 2.0%
   Burlington Resources ........................             840          30,240
                                                                        --------
FINANCIAL SERVICES -- 7.2%
   AMBAC Financial Group .......................             530          42,301
   Countrywide Credit Industries ...............             960          35,940
   MBIA ........................................             420          30,529
                                                                        --------
                                                                         108,770
                                                                        --------
FOOD, BEVERAGE & TOBACCO -- 3.8%
   Whitman .....................................           4,420          57,460
                                                                        --------
INSURANCE -- 4.0%
   AON .........................................             600          24,862
   UnumProvident ...............................           1,290          36,442
                                                                        --------
                                                                          61,304
                                                                        --------

The accompanying notes are an integral part of the financial statements.

                                       4
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UAM FUNDS                                          C & B MIDCAP EQUITY PORTFOLIO
                                                   OCTOBER 31, 2000
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COMMON STOCKS - continued
                                                          Shares         Value
                                                        ----------     ---------
MEDICAL PRODUCTS -- 8.5%
   Becton Dickinson ..........................            1,900        $  63,650
   Dentsply International ....................            1,880           65,212
                                                                       ---------
                                                                         128,862
                                                                       ---------
SERVICES -- 1.9%
   Viad ......................................            1,320           28,215
                                                                       ---------
OFFICE FURNITURE & Fixtures -- 7.3%
   Steelcase, Cl A ...........................            6,300          111,037
                                                                       ---------
PHARMACEUTICALS -- 8.2%
   Covance* ..................................            3,560           30,705
   Perrigo* ..................................           14,260           94,472
                                                                       ---------
                                                                         125,177
                                                                       ---------
RESTAURANTS -- 8.7%
   CBRL Group ................................            4,650           83,119
   Wendy's International .....................            2,260           49,155
                                                                       ---------
                                                                         132,274
                                                                       ---------
RETAIL-DISCOUNT -- 11.2%
   BJ's Wholesale Club* ......................            1,080           35,572
   Consolidated Stores* ......................            5,930           70,419
   Family Dollar Stores ......................            3,275           63,658
                                                                       ---------
                                                                         169,649
                                                                       ---------
UTILITIES -- 8.4%
   Conectiv ..................................            2,700           48,431
   NICOR .....................................            1,400           49,438
   Washington Gas Light ......................            1,170           29,835
                                                                       ---------
                                                                         127,704
                                                                       ---------
   TOTAL COMMON STOCKS
      (Cost $1,328,160) ......................                         1,517,191
                                                                       ---------

The accompanying notes are an integral part of the financial statements.

                                       5
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UAM FUNDS                                          C & B MIDCAP EQUITY PORTFOLIO
                                                   OCTOBER 31, 2000
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SHORT-TERM INVESTMENT -- 1.8%

                                                                    Face
                                                                   Amount            Value
                                                                 ----------       -----------
REPURCHASE AGREEMENT -- 1.8%
  Chase Securities, Inc. 6.35%, dated 10/31/00,
     due 11/01/00 to be repurchased at $28,005,
     collateralized by $20,973 of various
     U.S. Treasury Obligations valued at
     $28,001 (Cost $28,000) .................................    $   28,000       $    28,000
                                                                                  -----------
  TOTAL INVESTMENTS -- 101.6% (COST $1,356,160) (A) .........                       1,545,191
                                                                                  -----------
  OTHER ASSETS AND LIABILITIES, NET -- (1.6%) ...............                         (25,108)
                                                                                  -----------
  TOTAL NET ASSETS -- 100.0% ................................                     $ 1,520,083
                                                                                  ===========

  *  Non-Income Producing Security
 Cl  Class
(a) The cost for federal income tax purposes was $1,390,898. At October 31, 2000, net unrealized appreciation for all securities based on tax cost was $154,293. This consisted of aggregate gross unrealized appreciation for all securities of $231,299, and gross unrealized depreciation for all securities of $77,006.

The accompanying notes are an integral part of the financial statements.

                                       6
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UAM FUNDS                                          C & B MIDCAP EQUITY PORTFOLIO
                                                   OCTOBER 31, 2000
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

Assets
Investments, at Cost ...........................................      $1,356,160
                                                                      ==========
Investments, at Value -- Note A ................................      $1,545,191
Cash ...........................................................              58
Receivable due from Investment Adviser -- Note B ...............          13,651
Dividends and Interest Receivable ..............................           1,442
Other Assets ...................................................           7,600
                                                                      ----------
   Total Assets ................................................       1,567,942
                                                                      ----------
Liabilities
Payable for Portfolio Shares Redeemed ..........................          20,111
Payable for Administrative Fees -- Note C ......................           7,457
Payable for Directors' Fees -- Note F ..........................             850
Payable for Custodian Fees -- Note D ...........................             500
Other Liabilities ..............................................          18,941
                                                                      ----------
   Total Liabilities ...........................................          47,859
                                                                      ----------
Net Assets .....................................................      $1,520,083
                                                                      ==========
Net Assets Consist of:
Paid in Capital ................................................       1,279,833
Undistributed Net Investment Income ............................           1,830
Accumulated Net Realized Gain ..................................          49,389
Unrealized Appreciation ........................................         189,031
                                                                      ----------
Net Assets .....................................................      $1,520,083
                                                                      ==========
Institutional Class Shares
Shares Issued and Outstanding ($0.001 par value)
   (Authorized 25,000,000) .....................................         118,931
Net Asset Value, Offering and Redemption Price Per Share .......          $12.78
                                                                          ======

The accompanying notes are an integral part of the financial statements.

                                       7
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UAM FUNDS                                    C & B MIDCAP EQUITY PORTFOLIO
                                             FOR THE YEAR ENDED OCTOBER 31, 2000
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS


Investment Income
Dividends ......................................................................     $  19,105
Interest .......................................................................         2,268
                                                                                     ---------
   Total Income ................................................................        21,373
                                                                                     ---------
Expenses
Administrative Fees-- Note C ...................................................        77,235
Printing Fees ..................................................................        16,585
Audit Fees .....................................................................        13,166
Registration and Filing Fees ...................................................         7,720
Investment Advisory Fees -- Note B .............................................         8,072
Directors' Fees -- Note F ......................................................         3,049
Custodian Fees -- Note D .......................................................         2,565
Legal Fees .....................................................................           186
Other Expenses .................................................................         3,719
Investment Advisory Fees Waived -- Note B ......................................        (8,072)
Expenses Assumed by the Adviser -- Note B ......................................      (111,256)
                                                                                     ---------
   Net Expenses Before Expense Offset ..........................................        12,969
Expense Offset--Note A .........................................................           (53)
                                                                                     ---------
   Net Expenses After Expense Offset ...........................................        12,916
                                                                                     ---------
Net Investment Income ..........................................................         8,457
                                                                                     ---------
Net Realized Gain on Investments ...............................................        68,467
Net Change in Unrealized Appreciation (Depreciation) on Investments ............       258,870
                                                                                     ---------
Net Gain on Investments ........................................................       327,337
                                                                                     ---------
Net Increase in Net Assets Resulting from Operations ...........................     $ 335,794
                                                                                     =========

The accompanying notes are an integral part of the financial statements.

                                       8
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UAM FUNDS                                          C & B MIDCAP EQUITY PORTFOLIO

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STATEMENT OF CHANGES IN NET ASSETS

                                                                              Year Ended      Year Ended
                                                                              October 31,     October 31,
                                                                                 2000            1999
                                                                              -----------     -----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ..................................................  $     8,457     $     9,202
   Net Realized Gain ......................................................       68,467          81,380
   Net Change in Unrealized Appreciation (Depreciation) ...................      258,870         (45,094)
                                                                             -----------     -----------
   Net Increase in Net Assets Resulting from
     Operations ...........................................................      335,794          45,488
                                                                             -----------     -----------
Distributions:
   Net Investment Income ..................................................       (9,285)         (8,033)
   Net Realized Gain ......................................................      (32,452)           --
                                                                             -----------     -----------
   Total Distributions ....................................................      (41,737)         (8,033)
                                                                             -----------     -----------
Capital Share Transactions: (1)
   Issued .................................................................      337,670         730,939
   In Lieu of Cash Distributions ..........................................       41,737           8,033
   Redeemed ...............................................................     (599,867)       (362,462)
                                                                             -----------     -----------
   Net Increase (Decrease) from Capital Share Transactions: ...............     (220,460)        376,510
                                                                             -----------     -----------
         Total Increase ...................................................       73,597         413,965
Net Assets:
   Beginning of Period ....................................................    1,446,486       1,032,521
                                                                             -----------     -----------
   End of Period (including undistributed net investment income of
     $1,830 and $2,658, respectively) .....................................  $ 1,520,083     $ 1,446,486
                                                                             ===========     ===========
(1) Shares Issued and Redeemed:
   Shares Issued ..........................................................       29,265          76,598
   In Lieu of Cash Distributions ..........................................        4,337             830
   Shares Redeemed ........................................................      (61,619)        (36,989)
                                                                             -----------     -----------
   Net Increase (Decrease) in Shares Outstanding ..........................      (28,017)         40,439
                                                                             ===========     ===========


The accompanying notes are an integral part of the financial statements.

                                       9
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UAM FUNDS                                          C & B MIDCAP EQUITY PORTFOLIO

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FINANCIAL HIGHLIGHTS

                                                                    Selected Per Share Data & Ratios
                                                      For a Share Outstanding Throughout Each Period

                                                                                        February 18,
                                                          Year Ended     Year Ended     1998*** to
                                                          October 31,    October 31,    October 31,
                                                             2000           1999           1998
                                                          -----------    -----------    ------------
Net Asset Value, Beginning of Period ...............       $  9.84        $  9.69        $ 10.00
                                                           -------        -------        -------
Income from Investment Operations
   Net Investment Income ...........................          0.07           0.06           0.05
   Net Realized and Unrealized Gains (Losses) ......          3.16           0.15          (0.32)
                                                           -------        -------        -------
   Total from Investment Operations ................          3.23           0.21          (0.27)
                                                           -------        -------        -------
Distributions:
   Net Investment Income ...........................         (0.08)         (0.06)         (0.04)
   Net Realized Gains ..............................         (0.21)            --             --
                                                           -------        -------        -------
   Total Distributions .............................         (0.29)         (0.06)         (0.04)
                                                           -------        -------        -------
Net Asset Value, End of Period .....................       $ 12.78        $  9.84        $  9.69
                                                           =======        =======        =======
Total Return+ ......................................         33.78%          2.19%         (2.17)%**
                                                           =======        =======        =======
Ratios and Supplemental Data
Net Assets, End of Period (Thousands) ..............       $ 1,520        $ 1,446        $ 1,033
Ratio of Expenses to Average Net Assets ............          1.00%          1.00%          1.01%*
Ratio of Net Investment Income to Average Net Assets          0.66%          0.70%          0.86%*
Portfolio Turnover Rate ............................           101%            81%            37%


  * Annualized
 ** Not annualized
*** Commencement of Operations
  + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated. The accompanying notes are an integral part of the financial statements.

The accompanying notes are an integral part of the financial statements.

                                       10
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UAM FUNDS                                          C & B MIDCAP EQUITY PORTFOLIO
                                                   OCTOBER 31, 2000
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NOTES TO FINANCIAL STATEMENTS

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Trust Funds (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The C & B Mid Cap Equity Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At October 31, 2000, the UAM Funds were comprised of 49 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to provide maximum long-term total return with minimal risk to principal.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Directors.

         2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

         3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of

                                       11
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UAM FUNDS                                          C & B MIDCAP EQUITY PORTFOLIO

--------------------------------------------------------------------------------


     the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

         Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

         4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

         The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

         Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated gain (loss) and paid in capital.

         Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

         5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

                                       12
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UAM FUNDS                                          C & B MIDCAP EQUITY PORTFOLIO

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     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Cooke & Bieler, Inc. (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00% of average daily net assets. Old Mutual, Plc. gained control of United Asset Management on Sept. 26, 2000.

     C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, DST Systems, Inc. ("DST"), and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolio.

     Pursuant to the Agreement, the Portfolio pays the Administrator 0.073% per annum of the average daily net assets of the Portfolio, an annual base fee of no more than $72,500, and a fee based on the number of active shareholder accounts.

     For the year ended October 31, 2000, the Administrator was paid $77,235, of which $35,409 was paid to SEI for their services, $14,443 to DST for their services, and $8,552 to UAMSSC for their services.

     D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's assets held in accordance with the custodian agreement.

                                       13
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UAM FUNDS                                          C & B MIDCAP EQUITY PORTFOLIO

--------------------------------------------------------------------------------

     E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor "), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the portfolio.

     F. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

     G. Purchases and Sales: For the year ended October 31, 2000, the Portfolio made purchases of $1,285,223 and sales of $1,506,396 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

     H. Other: At October 31, 2000, 81% of total shares outstanding were held by 1 record shareholder.

                                       14
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UAM FUNDS                                          C & B MIDCAP EQUITY PORTFOLIO

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
UAM Funds, Inc. and Shareholders of
C & B Mid Cap Equity Portfolio

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of C & B Mid Cap Equity Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
December 15, 2000

                                       15
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UAM FUNDS                                          C & B MIDCAP EQUITY PORTFOLIO

--------------------------------------------------------------------------------

Federal Income Tax Information (Unaudited)

For the year ended October 31, 2000 the percentage of dividends paid that qualify for the 70% dividend received deduction for corporate shareholders is 38.78%.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                          C & B MIDCAP EQUITY PORTFOLIO

--------------------------------------------------------------------------------

Officers and Directors

James F. Orr, III                              William H. Park
Director, President and Chairman               Vice President

John T. Bennett, Jr.                           Gary L. French
Director                                       Treasurer

Nancy J. Dunn                                  Robert J. Della Croce
Director                                       Assistant Treasurer

Philip D. English                              Linda T. Gibson, Esq.
Director                                       Secretary

William A. Humenuk                             Martin J. Wolin, Esq.
Director                                       Assistant Secretary

James P. Pappas                                Theresa DelVecchio
Vice President                                 Assistant Secretary

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Cooke &Bieler, Inc.
1700 Market Street
Philadelphia, PA 19103

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110

                                      ----------------------------------------
                                         This report has been prepared for
                                         shareholders and may be distributed
                                         to others only if preceded or
                                         accompanied by a current prospectus.
                                      ----------------------------------------

                              [LOGO OF UAM FUNDS]

Supplement dated October 27, 2000, to the Annual Report of the Financials for the C&B Mid Cap Equity Portfolio.

    The Annual Report is hereby supplemented to reflect the following:

    On October 31, 2000, there was a Special Meeting of Shareholders of the Fund, at which the shareholders of the Portfolio voted on the listed proposals. The following were the results of the vote:

                                                       For:    Against: Abstain:
                                                    ---------- -------- --------
1.To elect the Trustees/Directors.
  01) John T. Bennett, Jr.......................... 19,010,168    --    451,579
  02) Nancy J. Dunn................................ 19,032,354    --    429,393
  03) William A. Humenuk........................... 19,032,469    --    429,278
  04) Philip D. English............................ 19,032,469    --    429,278
  05) James F. Orr, III............................ 19,030,371    --    431,371

2.To approve the proposed change of the investment objective of the Fund from fundamental to non-fundamental.

                                                       102,637  1,071       --

3.To approve the proposed changes to the Fund's fundamental investment restrictions.

  a) Diversification of Investments:...............    103,130    577       --
  b) Borrowing:....................................    102,637  1,071       --
  c) Issuing of Senior Securities:.................    103,130    577       --
  d) Underwriting:.................................    103,130    577       --
  e) Industry Concentration:.......................    103,130    577       --
  f) Investment in Real Estate:....................    103,130    577       --
  g) Commodities:..................................    102,637  1,071       --
  h) Lending:......................................    102,637  1,071       --
  i) Illiquid Securities:..........................    102,637  1,071       --
  j) Control or Management:........................    102,637  1,071       --
  k) Unseasoned Issuers:...........................    103,130    577       --
  l) Borrowing exceeding 5%:.......................    103,130    577       --
  m) Pledging:.....................................    102,637  1,071       --
  n) Margin Purchases and Short Sales:.............    102,637  1,071       --

                                                       For:   Against: Abstain:
                                                      ------- -------- --------
  o) Directors' Ownership of Shares:................. 103,130   577      --
  p) Interest in Oil, Gas or Other Mineral
     Exploration or Development Programs:............ 103,130   577      --
  q) Futures and Options:............................ 103,130   577      --

4.To ratify the selection of PricewaterhouseCoopers LLP as the independent auditors.

                                                      109,651   --       --

5.To approve an Interim Investment Advisory Agreement between each Fund and its investment adviser.

                                                      109,651   --       --

6.To approve an Investment Advisory Agreement between the Fund and its investment adviser, subject to completion of the merger between United Asset
Management Corporation and Old Mutual Plc.

                                                      109,651   --       --

                                                            [LOGO OF UAM FUNDS]